BUSINESS COMBINATION (Details) $ in Thousands			9 Months Ended	12 Months Ended
	Oct. 22, 2020 shares	Jul. 15, 2020 USD ($) shares	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares
Business Acquisition [Line Items]
Payments to acquire business				$ 25,129	$ 2,799
Repayments of debt				$ 200,977	5,641
Refund of preclosing taxes to be paid to Sellers				100.00%
Refund of preclosing taxes to be paid to Sellers, period after closing				2 years
Deferred tax asset					(11,924)
Current tax receivable agreement				$ 1,310	510
Additional paid-in capital				$ (25,239)	$ (48,027)
Common stock outstanding (in shares) | shares				61,925,075	58,392,040
Warrants outstanding (in shares) | shares				10,000,000.0	10,000,000.0
Error Corrections Resulting From Completion of Tax Return | Revision of Prior Period, Error Correction, Adjustment
Business Acquisition [Line Items]
Deferred tax asset			$ 2,100
Decrease in tax receivable agreement liability			(1,800)
Common Class B
Business Acquisition [Line Items]
Antidilutive securities excluded (in shares) | shares				25,700,000	26,000,000.0
Blocker Corp
Business Acquisition [Line Items]
Payments to acquire business		$ 57,300
Cash acquired from acquisition		$ 30,000
Unit redemption rights ratio		1
Blocker Corp | Error Corrections Resulting From Completion of Tax Return | Revision of Prior Period, Error Correction, Adjustment
Business Acquisition [Line Items]
Deferred tax asset			2,100
Decrease in tax receivable agreement liability			1,800
Net adjustments to additional paid in capital due to tax receivable agreement changes			$ 300
Leo
Business Acquisition [Line Items]
Warrants issued (in shares) | shares		2,000,000.0
Common Class A
Business Acquisition [Line Items]
Common stock outstanding (in shares) | shares				36,225,611	32,392,576
Common Class A | Blocker Corp
Business Acquisition [Line Items]
Warrants issued (in shares) | shares		2,000,000.0
Common Class A | Leo | IPO
Business Acquisition [Line Items]
Warrants issued (in shares) | shares		10,000,000.0
Common Class B
Business Acquisition [Line Items]
Common stock outstanding (in shares) | shares				25,699,464	25,999,464
Common Class B | Blocker Corp
Business Acquisition [Line Items]
Shares issued (in shares) | shares		25,857,070
Class C common stock
Business Acquisition [Line Items]
Common stock outstanding (in shares) | shares				0
Class C common stock | Blocker Corp
Business Acquisition [Line Items]
Shares issued (in shares) | shares		17,937,954
Blocker Corp
Business Acquisition [Line Items]
Deferred tax asset				$ (20,100)
Income taxes receivable				199
Tax receivable agreement liability				16,300
Additional paid-in capital				$ 4,000
Acquisition costs					$ 2,400
Line of Credit | DMSH
Business Acquisition [Line Items]
Repayments of debt		$ 10,000
PIPE Investors | Common Class A
Business Acquisition [Line Items]
Common stock, subscribed (in shares) | shares		10,424,282
Sale of stock consideration received		$ 100,000
Blocker Corp
Business Acquisition [Line Items]
Other ownership interests, units outstanding (in shares) | shares		32,293,793
Blocker Corp | Common Class A
Business Acquisition [Line Items]
Shares issued (in shares) | shares	98,783
Prism and Clairvest Direct Seller | DMSH
Business Acquisition [Line Items]
Economic ownership in company		44.00%
Prism and Clairvest Direct Seller | DMS
Business Acquisition [Line Items]
Voting ownership in the company		44.00%
Prism and Clairvest Direct Seller | Common Class B
Business Acquisition [Line Items]
Shares issued (in shares) | shares	142,394
Other ownership interests, units outstanding (in shares) | shares		25,857,070